Ordinary Shares - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 07, 2018
Class of Stock [Line Items]
Ordinary shares, shares authorized					500,000,000
Ordinary shares, par or stated value per share					$ 0.0001
Proceeds from Initial Public Offering		$ 135,117,436
Ordinary shares, Conversion basis	Each Class B Ordinary Share is convertible into one Class A Ordinary Share. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.
Common Stock Shares Outstanding			73,393,941
Authorized share capital			$ 50,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized					448,763,811
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized					51,236,189
IPO [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	Each Class A Ordinary Share entitles the holder to one vote	Each Class A Ordinary Share entitles the holder to one vote
Common Stock Shares Outstanding	124,843,668
Common Class A [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Issue of shares		700,000
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Issue of shares		18,600,000
Issue price per share		$ 7.5
Proceeds from Initial Public Offering		$ 135,117,436
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	each Class B Ordinary Share entitles the holder to twenty votes	each Class B Ordinary Share entitles the holder to twenty votes
Common Stock Shares Outstanding	24,734,013
Common Class B [Member] | Yoo Yoo Limited [Member]
Class of Stock [Line Items]
Number of shares converted into Class B ordinary shares	24,734,013
Series Angel Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding			4,955,327
Convertible Preferred Shares, Par Value Per Share			$ 0.0001	$ 0.0001
Series Pre A Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding			9,917,226
Convertible Preferred Shares, Par Value Per Share			$ 0.0001	$ 0.0001
Series A Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Convertible Preferred Shares, Outstanding			36,363,636
Convertible Preferred Shares, Par Value Per Share			$ 0.0001